Banc of America Commercial Mortgage Inc.
Series 2007-5
Reporting Package Table of Contents
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Administrator:
Steven Orlandino 312.992.5650
steven.orlandino@lasallegts.com
Analyst:
Lynn Thomas 312.992.2191
lynn.thomas@lasallegts.com
Statement Date:
135 S. LaSalle Street, Suite 1625
Chicago, IL 60603
USA
Statements to Certificateholders
Cash Reconciliation Summary
Shortfall Summary Report
Bond Interest Reconciliation
Bond Interest Reconciliation
Bond Principal Reconciliation
Rating Information
Asset-Backed Facts ~ 15 Month Loan Status Summary
Delinquent Loan Detail
Asset-Backed Facts ~ 15 Month Loan Payoff/Loss Summary
Page 2-4
Page 5-7

Page 9-10
Page 11-12
Page 13-14
Page 15-16

Page 18-19

Historical Collateral Level Payoff Report
Mortgage Loan Characteristics
Loan Level Detail
Appraisal Reduction Detail
Specially Serviced (Part I) - Loan Detail
Specially Serviced (Part II) - Servicer Comments
Modified Loan Detail

Page 22-24
Page 25-29

Page(s)
Information is available for this issue from the following sources
Issue Id:
Monthly Data File
Name:
BACM0705
BACM0705_200812_3.ZIP
Summary of Loan Maturity Extensions
Realized Loss Detail
Collateral Realized Loss

Parties to the Transaction
800.246.5761
LaSalle Global Trust Services Factor Line
LaSalle Global Trust Services Web Site
Servicer Web Site
www.bankofamerica.com
www.etrustee.net
Master Servicer: Bank of America, N.A./Bank of America, N.A.
Rating Agency: Fitch Ratings/Standard & Poor's Rating Services
Special Servicer: Centerline Servicing Inc.
Underwriter: Bank of America Securities LLC
Depositor: Banc of America Commercial Mortgage Inc.
Trustee: Wells Fargo Bank Minnesota, N.A.
Closing Date:
28-Dec-2007
First Payment Date:
10-Jan-2008
Rated Final Payment Date:
11-Aug-2037
Determination Date:
4-Dec-2008
Trust Collection Period
11/5/2008 - 12/4/2008
Historical REO Report

Material Breaches Detail

Defeased Loans

10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

Class
CUSIP
Original
Opening
Principal
Principal
Negative
Closing
Interest
Interest
Pass-Through
Per $ 1000
Per $ 1000
Per $ 1000
Per $ 1000
Per $ 1000
Per $ 1000
Per $ 1000
Next Rate(3)
WAC:
WAMM:
Payment Date:
Prior Payment:
Next Payment:
Record Date:
6.065051%
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Banc of America Commercial Mortgage Inc.
Series 2007-5
Face Value (1)
Balance
Payment
Adj. or Loss
Amortization
Balance
Payment (2)
Adjustment
Rate
95
REMIC II
Statement Date:
898.221971200
11.041725200
0.000000000
887.180246000
3.873582400
Fixed
0.00
0.00
0.000000000
5.1750000000%
0.000000000
05952CAA8
A-1
25,000,000.00
276,043.13
0.00
22,179,506.15
96,839.56
22,455,549.28
1000.000000000
0.000000000
0.000000000
1000.000000000
4.528333377
Fixed
0.00
0.00
0.000000000
5.4340000000%
0.000000000
05952CAB6
A-2
77,000,000.00
0.00
0.00
77,000,000.00
348,681.67
77,000,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
4.683333345
Fixed
0.00
0.00
0.000000000
5.6200000000%
0.000000000
05952CAC4
A-3
281,000,000.00
0.00
0.00
281,000,000.00
1,316,016.67
281,000,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
4.655833368
Fixed
0.00
0.00
0.000000000
5.5870000000%
0.000000000
05952CAD2
A-SB
48,322,000.00
0.00
0.00
48,322,000.00
224,979.18
48,322,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
4.576666667
Fixed
0.00
0.00
0.000000000
5.4920000000%
0.000000000
05952CAE0
A-4
612,000,000.00
0.00
0.00
612,000,000.00
2,800,920.00
612,000,000.00
989.497469130
0.183666131
0.000000000
989.313802999
4.420579951
Fixed
0.00
0.00
0.000000000
5.3610000000%
0.000000000
05952CAF7
A-1A
257,694,000.00
47,329.66
0.00
254,940,231.15
1,139,156.93
254,987,560.81
1000.000000000
0.000000000
0.000000000
1000.000000000
4.810000000
5.7720000000%
0.00
0.00
0.000000000
5.7720000000%
0.000000000
05952CAG5
A-M
185,850,000.00
0.00
0.00
185,850,000.00
893,938.50
185,850,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
5.003107923
6.0036784347%
0.00
0.00
0.000000000
6.0037295326%
0.000000000
05952CAH3
A-J
139,405,000.00
0.00
0.00
139,405,000.00
697,458.26
139,405,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
5.003107753
6.0036784347%
0.00
0.00
0.000000000
6.0037295326%
0.000000000
05952CAL4/U0594PAB9
B
20,909,000.00
0.00
0.00
20,909,000.00
104,609.98
20,909,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
5.003107827
6.0036784347%
0.00
0.00
0.000000000
6.0037295326%
0.000000000
05952CAN0/U0594PAC7
C
13,939,000.00
0.00
0.00
13,939,000.00
69,738.32
13,939,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
5.003107753
6.0036784347%
0.00
0.00
0.000000000
6.0037295326%
0.000000000
05952CAQ3/U0594PAD5
D
20,909,000.00
0.00
0.00
20,909,000.00
104,609.98
20,909,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
5.003107883
6.0036784347%
0.00
0.00
0.000000000
6.0037295326%
0.000000000
05952CAS9/U0594PAE3
E
18,585,000.00
0.00
0.00
18,585,000.00
92,982.76
18,585,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
5.003107782
6.0036784347%
0.00
0.00
0.000000000
6.0037295326%
0.000000000
05952CAU4/U0594PAF0
F
11,616,000.00
0.00
0.00
11,616,000.00
58,116.10
11,616,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
5.003107883
6.0036784347%
0.00
0.00
0.000000000
6.0037295326%
0.000000000
05952CAW0/U0594PAG8
G
18,585,000.00
0.00
0.00
18,585,000.00
92,982.76
18,585,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
5.003107753
6.0036784347%
0.00
0.00
0.000000000
6.0037295326%
0.000000000
05952CAY6/U0594PAH6
H
20,909,000.00
0.00
0.00
20,909,000.00
104,609.98
20,909,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
5.003107859
6.0036784347%
0.00
0.00
0.000000000
6.0037295326%
0.000000000
05952CBA7/U0594PAJ2
J
16,262,000.00
0.00
0.00
16,262,000.00
81,360.54
16,262,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
5.003107883
6.0036784347%
0.00
0.00
0.000000000
6.0037295326%
0.000000000
05952CBC3/U0594PAK9
K
18,585,000.00
0.00
0.00
18,585,000.00
92,982.76
18,585,000.00
10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

Notes: (1) N denotes notional balance not included in total (2) Accrued Interest Plus/Minus Interest Adjustment Minus Deferred Interest equals Interest Payment (3) Estimated. * Denotes Controlling Class

Class
CUSIP
Original
Opening
Principal
Principal
Negative
Closing
Interest
Interest
Pass-Through
Per $ 1000
Per $ 1000
Per $ 1000
Per $ 1000
Per $ 1000
Per $ 1000
Per $ 1000
Next Rate(3)
WAC:
WAMM:
Payment Date:
Prior Payment:
Next Payment:
Record Date:
6.065051%
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Banc of America Commercial Mortgage Inc.
Series 2007-5
Face Value (1)
Balance
Payment
Adj. or Loss
Amortization
Balance
Payment (2)
Adjustment
Rate
95
REMIC II
Statement Date:
1000.000000000
0.000000000
0.000000000
1000.000000000
3.792500000
4.5510000000%
0.00
0.00
0.000000000
4.5510000000%
0.000000000
05952CBE9/U0594PAL7
L
11,616,000.00
0.00
0.00
11,616,000.00
44,053.68
11,616,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
3.792499641
4.5510000000%
0.00
0.00
0.000000000
4.5510000000%
0.000000000
05952CBG4/U0594PAM5
M
6,969,000.00
0.00
0.00
6,969,000.00
26,429.93
6,969,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
3.792501076
4.5510000000%
0.00
0.00
0.000000000
4.5510000000%
0.000000000
05952CBJ8/U0594PAN3
N
4,646,000.00
0.00
0.00
4,646,000.00
17,619.96
4,646,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
3.792499641
4.5510000000%
0.00
0.00
0.000000000
4.5510000000%
0.000000000
05952CBL3/U0594PAP8
O
6,969,000.00
0.00
0.00
6,969,000.00
26,429.93
6,969,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
3.792501076
4.5510000000%
0.00
0.00
0.000000000
4.5510000000%
0.000000000
05952CBN9/U0594PAQ6
P
2,323,000.00
0.00
0.00
2,323,000.00
8,809.98
2,323,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
3.792501076
4.5510000000%
0.00
0.00
0.000000000
4.5510000000%
0.000000000
05952CBQ2/U0594PAR4
Q
4,646,000.00
0.00
0.00
4,646,000.00
17,619.96
4,646,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
3.457801931
4.5510000000%
0.00
(11,666.43)
(0.334698040)
4.5510000000%
0.000000000
05952CBS8/U0594PAS2
S
34,856,583.00
0.00
0.00
34,856,583.00
120,527.16
34,856,583.00
997.174807711
0.000000000
0.000000000
997.000820000
0.365513927
0.00
0.00
0.000000000
0.4398594023%
0.000000000
N
05952CAJ9/U0594PAA1
XW
1,858,595,583.00
0.00
0.00
1,853,021,320.30
679,342.57
1,853,344,693.09
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.00
0.00
0.000000000
N/A
0.000000000
9ABSDY97
R-1
0.00
0.00
0.00
0.00
0.00
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.00
0.00
0.000000000
N/A
0.000000000
9ABSDY96
R-II
0.00
0.00
0.00
0.00
0.00
0.00
Total P&I Payment
0.00
(11,666.43)
1,858,595,583.00
1,853,344,693.09
9,584,189.91
Total
1,853,021,320.30
323,372.79
0.00
9,260,817.12
10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

Notes: (1) N denotes notional balance not included in total (2) Accrued Interest Plus/Minus Interest Adjustment Minus Deferred Interest equals Interest Payment (3) Estimated. * Denotes Controlling Class

Class
CUSIP
Original
Opening
Principal
Principal
Negative
Closing
Interest
Interest
Pass-Through
Per $ 1000
Per $ 1000
Per $ 1000
Per $ 1000
Per $ 1000
Per $ 1000
Per $ 1000
Next Rate(3)
WAC:
WAMM:
Payment Date:
Prior Payment:
Next Payment:
Record Date:
6.065051%
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Banc of America Commercial Mortgage Inc.
Series 2007-5
Face Value (1)
Balance
Payment
Adj. or Loss
Amortization
Balance
Payment (2)
Adjustment
Rate
95
Excess Interest Grantor Trust
Statement Date:
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.00
0.00
0.000000000
N/A
0.000000000
N
9ABSDY98
V
0.00
0.00
0.00
0.00
0.00
0.00
Total P&I Payment
0.00
0.00
0.00
0.00
0.00
Total
0.00
0.00
0.00
0.00
10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

Notes: (1) N denotes notional balance not included in total (2) Accrued Interest Plus/Minus Interest Adjustment Minus Deferred Interest equals Interest Payment (3) Estimated. * Denotes Controlling Class

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2007-5
Statement Date:
Cash Reconciliation Summary
Current Scheduled Interest
Interest Summary
Less Deferred Interest
Plus Gross Advance Interest
Less PPIS Reducing Scheduled Int
7,444,728.75
0.00
0.00
Less ASER Interest Adv Reduction
(8,636.88)
Less Other Adjustment
0.00
Total
9,342,576.64
Unscheduled Interest:
Prepayment Penalties
0.00
Yield Maintenance Penalties
0.00
Other Interest Proceeds
0.00
Total
0.00
Less Fees & Expenses Paid By/To Servicer
Less Fee Paid To Servicer
Less Fee Strips Paid by Servicer
Special Servicing Fees
Interest Due Serv on Advances
Non Recoverable Advances
Misc. Fees & Expenses
Total Unscheduled Fees & Expenses
Total Interest Due Trust
Less Fees & Expenses Paid By/To Trust
Trustee Fee
Fee Strips
Misc. Fees
Interest Reserve Withholding
Plus Interest Reserve Deposit
Total
Principal Summary
Scheduled Principal:
Current Scheduled Principal
Advanced Scheduled Principal
Scheduled Principal
Unscheduled Principal:
Curtailments
Prepayments in Full
Liquidation Proceeds
Repurchase Proceeds
Other Principal Proceeds
Total Unscheduled Principal
Remittance Principal
Remittance P&I Due Trust
Remittance P&I Due Certs
Pool Balance Summary
Beginning Pool
Scheduled Principal
Unscheduled Principal
Deferred Interest
Liquidations
Repurchases
Ending Pool
Balance
Count
Principal
Interest
Prior Outstanding
Plus Current Period
Less Recovered
Ending Outstanding
Servicing Fee Summary
Current Servicing Fees
Plus Fees Advanced for PPIS
Less Reduction for PPIS
Plus Delinquent Servicing Fees
Total Servicing Fees
PPIS Summary
Gross PPIS
Reduced by PPIE
Reduced by Shortfalls in Fees
Reduced by Other Amounts
PPIS Reducing Scheduled Interest
PPIS Reducing Servicing Fee
PPIS Due Certificate
0.00
(3,029.56)
0.00
0.00
0.00
(3,029.56)
9,262,639.59
(849.49)
(972.98)
0.00
0.00
(1,822.47)
241,768.64
81,604.15
323,372.79
0.00
0.00
0.00
0.00
0.00
0.00
323,372.79
9,586,012.38
1,853,344,693.75
99
323,372.79
0.00
0
0.00
0.00
0
0.00
0
1,853,021,320.96
99
48,399.33
1,402,004.80
81,604.15
1,897,847.89
100,111.34
2,007,960.47
76,907.49
0.00
0.00
15,977.69
92,885.18
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Advance Summary (Advance Made by Servicer)
(76,907.49)
Less Other Interest Not Advanced
0.00
1,906,484.77
Workout Fees
Liquidation Fees
0.00
0.00
Less Non Recovered
(1,291,892.22)
(29,892.14)
0.00
0.00
0.00
Cumulative Prepayment Consideration Received
Prepayment Premiums
Yield Maintenance
Other Interest
9,260,817.12
9,584,189.91
0
Prior Outstanding
Plus Current Period
Less Recovered
Less Non Recovered
Ending Outstanding
Non-P&I Servicing Advance Summary
Amount
0.00
0.00
0.00
0.00
0.00
Total Interest Due Certs
0.00
91,486.28
47.21
Other Information
Excess Liquidation Proceeds Amount
0.00

10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2007-5
Statement Date:
Cash Reconciliation Summary Loan Group 1
Current Scheduled Interest
Interest Summary
Less Deferred Interest
Plus Gross Advance Interest
Less PPIS Reducing Scheduled Int
7,054,566.70
0.00
0.00
Less ASER Interest Adv Reduction
(8,636.88)
Less Other Adjustment
0.00
Total
8,111,563.26
Unscheduled Interest:
Prepayment Penalties
0.00
Yield Maintenance Penalties
0.00
Other Interest Proceeds
0.00
Total
0.00
Less Fees & Expenses Paid By/To Servicer
Less Fee Paid To Servicer
Less Fee Strips Paid by Servicer
Special Servicing Fees
Interest Due Serv on Advances
Non Recoverable Advances
Misc. Fees & Expenses
Total Unscheduled Fees & Expenses
Total Interest Due Trust
Less Fees & Expenses Paid By/To Trust
Trustee Fee
Fee Strips
Misc. Fees
Interest Reserve Withholding
Plus Interest Reserve Deposit
Total
Principal Summary
Scheduled Principal:
Current Scheduled Principal
Advanced Scheduled Principal
Scheduled Principal
Unscheduled Principal:
Curtailments
Prepayments in Full
Liquidation Proceeds
Repurchase Proceeds
Other Principal Proceeds
Total Unscheduled Principal
Remittance Principal
Remittance P&I Due Trust
Remittance P&I Due Certs
Pool Balance Summary
Beginning Pool
Scheduled Principal
Unscheduled Principal
Deferred Interest
Liquidations
Repurchases
Ending Pool
Balance
Count
Principal
Interest
Prior Outstanding
Plus Current Period
Less Recovered
Ending Outstanding
Servicing Fee Summary
Current Servicing Fees
Plus Fees Advanced for PPIS
Less Reduction for PPIS
Plus Delinquent Servicing Fees
Total Servicing Fees
PPIS Summary
Gross PPIS
Reduced by PPIE
Reduced by Shortfalls in Fees
Reduced by Other Amounts
PPIS Reducing Scheduled Interest
PPIS Reducing Servicing Fee
PPIS Due Certificate
0.00
(3,029.56)
0.00
0.00
0.00
(3,029.56)
8,035,077.78
(732.61)
(839.12)
0.00
0.00
(1,571.73)
212,592.98
63,450.15
276,043.13
0.00
0.00
0.00
0.00
0.00
0.00
276,043.13
8,311,120.91
1,598,356,691.09
84
276,043.13
0.00
0
0.00
0.00
0
0.00
0
1,598,080,647.96
84
48,399.33
961,391.07
63,450.15
1,056,996.56
81,957.34
1,167,109.14
73,455.92
0.00
0.00
8,676.77
82,132.69
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Advance Summary (Advance Made by Servicer)
(73,455.92)
Less Other Interest Not Advanced
0.00
1,065,633.44
Workout Fees
Liquidation Fees
0.00
0.00
Less Non Recovered
(851,278.49)
(29,892.14)
0.00
0.00
0.00
Cumulative Prepayment Consideration Received
Prepayment Premiums
Yield Maintenance
Other Interest
8,033,506.05
8,309,549.18
0
Prior Outstanding
Plus Current Period
Less Recovered
Less Non Recovered
Ending Outstanding
Non-P&I Servicing Advance Summary
Amount
0.00
0.00
0.00
0.00
0.00
Total Interest Due Certs
0.00
0.00
47.21
Other Information
Excess Liquidation Proceeds Amount
0.00

10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2007-5
Statement Date:
Cash Reconciliation Summary Loan Group 2
Current Scheduled Interest
Interest Summary
Less Deferred Interest
Plus Gross Advance Interest
Less PPIS Reducing Scheduled Int
390,162.05
0.00
0.00
Less ASER Interest Adv Reduction
0.00
Less Other Adjustment
0.00
Total
1,231,013.38
Unscheduled Interest:
Prepayment Penalties
0.00
Yield Maintenance Penalties
0.00
Other Interest Proceeds
0.00
Total
0.00
Less Fees & Expenses Paid By/To Servicer
Less Fee Paid To Servicer
Less Fee Strips Paid by Servicer
Special Servicing Fees
Interest Due Serv on Advances
Non Recoverable Advances
Misc. Fees & Expenses
Total Unscheduled Fees & Expenses
Total Interest Due Trust
Less Fees & Expenses Paid By/To Trust
Trustee Fee
Fee Strips
Misc. Fees
Interest Reserve Withholding
Plus Interest Reserve Deposit
Total
Principal Summary
Scheduled Principal:
Current Scheduled Principal
Advanced Scheduled Principal
Scheduled Principal
Unscheduled Principal:
Curtailments
Prepayments in Full
Liquidation Proceeds
Repurchase Proceeds
Other Principal Proceeds
Total Unscheduled Principal
Remittance Principal
Remittance P&I Due Trust
Remittance P&I Due Certs
Pool Balance Summary
Beginning Pool
Scheduled Principal
Unscheduled Principal
Deferred Interest
Liquidations
Repurchases
Ending Pool
Balance
Count
Principal
Interest
Prior Outstanding
Plus Current Period
Less Recovered
Ending Outstanding
Servicing Fee Summary
Current Servicing Fees
Plus Fees Advanced for PPIS
Less Reduction for PPIS
Plus Delinquent Servicing Fees
Total Servicing Fees
PPIS Summary
Gross PPIS
Reduced by PPIE
Reduced by Shortfalls in Fees
Reduced by Other Amounts
PPIS Reducing Scheduled Interest
PPIS Reducing Servicing Fee
PPIS Due Certificate
0.00
0.00
0.00
0.00
0.00
0.00
1,227,561.81
(116.88)
(133.86)
0.00
0.00
(250.74)
29,175.66
18,154.00
47,329.66
0.00
0.00
0.00
0.00
0.00
0.00
47,329.66
1,274,891.47
254,988,002.66
15
47,329.66
0.00
0
0.00
0.00
0
0.00
0
254,940,673.00
15
0.00
440,613.73
18,154.00
840,851.33
18,154.00
840,851.33
3,451.57
0.00
0.00
7,300.92
10,752.49
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Advance Summary (Advance Made by Servicer)
(3,451.57)
Less Other Interest Not Advanced
0.00
840,851.33
Workout Fees
Liquidation Fees
0.00
0.00
Less Non Recovered
(440,613.73)
0.00
0.00
0.00
0.00
Cumulative Prepayment Consideration Received
Prepayment Premiums
Yield Maintenance
Other Interest
1,227,311.07
1,274,640.73
0
Prior Outstanding
Plus Current Period
Less Recovered
Less Non Recovered
Ending Outstanding
Non-P&I Servicing Advance Summary
Amount
0.00
0.00
0.00
0.00
0.00
Total Interest Due Certs
0.00
91,486.28
0.00
Other Information
Excess Liquidation Proceeds Amount
0.00

10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2007-5
Interest Adjustments Summary
Statement Date
0.00
0.00
3,029.56
0.00
Special Servicing Fees
Workout Fees
Liquidation Fees
Legal Fees
0.00
0.00
Misc. Fees & Expenses Paid by/to Servicer
Interest Paid to Servicer on Outstanding Advances
0.00
8,636.88
ASER Interest Advance Reduction
Interest Not Advanced (Current Period)
Recoup of Prior Advances by Servicer
0.00
0.00
Servicing Fees Paid Servicer on Loans Not Advanced
Misc. Fees & Expenses Paid by Trust
0.00
0.00
0.00
Shortfall Due to Rate Modification
Total Shortfall Allocated to the Bonds
Total Interest Adjustment to the Bonds
11,666.44
Shortfall Allocated to the Bonds:
Excess Allocated to the Bonds:
Other Interest Proceeds Due the Bonds
Yield Maintenance Penalties Due the Bonds
Prepayment Penalties Due the Bonds
Recovered ASER Interest Due the Bonds
Recovered Interest Due the Bonds
Less Total Shortfall Allocated to the Bonds
Total Excess Allocated to the Bonds
0.00
0.00
Total Excess Allocated to the Bonds
(11,666.44)
(11,666.44)
Aggregate Interest Adjustment Allocated to the Bonds
0.00
0.00
0.00
0.00
Prepayment Interest Excess Due the Bonds
0.00
ARD Excess Interest
0.00
0.00
0.00
Net Prepayment Int. Shortfalls Allocated to the Bonds
Other Interest Loss
Interest Income
0.00

10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

Banc of America Commercial Mortgage Inc.
Class
Accrued
Certificate
Interest
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2007-5
Bond Interest Reconciliation Detail
Total
Interest
Deductions
Accrual
Total
Interest
Additions
Statement Date:
Method
Opening
Balance
Distributable
Certificate
Interest
Interest
Payment
Amount
Current
Period
Shortfall
Recovery
Remaining
Outstanding
Interest
Shorfalls
Credit
Support
Pass-Through
Rate
Days
Original
Current (1)
30/360
5.1750000000%
22,455,549.28
96,839.56
0.00
96,839.56
0.00
A-1
0.00
30.00%
30.09%
96,839.56
0.00
30
30/360
5.4340000000%
77,000,000.00
348,681.67
0.00
348,681.67
0.00
A-2
0.00
30.00%
30.09%
348,681.67
0.00
30
30/360
5.6200000000%
281,000,000.00
1,316,016.67
0.00
1,316,016.67
0.00
A-3
0.00
30.00%
30.09%
1,316,016.67
0.00
30
30/360
5.5870000000%
48,322,000.00
224,979.18
0.00
224,979.18
0.00
A-SB
0.00
30.00%
30.09%
224,979.18
0.00
30
30/360
5.4920000000%
612,000,000.00
2,800,920.00
0.00
2,800,920.00
0.00
A-4
0.00
30.00%
30.09%
2,800,920.00
0.00
30
30/360
5.3610000000%
254,987,560.81
1,139,156.93
0.00
1,139,156.93
0.00
A-1A
0.00
30.00%
30.09%
1,139,156.93
0.00
30
30/360
5.7720000000%
185,850,000.00
893,938.50
0.00
893,938.50
0.00
A-M
0.00
20.00%
20.06%
893,938.50
0.00
30
30/360
6.0037295326%
139,405,000.00
697,458.26
0.00
697,458.26
0.00
A-J
0.00
12.50%
12.54%
697,458.26
0.00
30
30/360
6.0037295326%
20,909,000.00
104,609.98
0.00
104,609.98
0.00
B
0.00
11.38%
11.41%
104,609.98
0.00
30
30/360
6.0037295326%
13,939,000.00
69,738.32
0.00
69,738.32
0.00
C
0.00
10.63%
10.66%
69,738.32
0.00
30
30/360
6.0037295326%
20,909,000.00
104,609.98
0.00
104,609.98
0.00
D
0.00
9.50%
9.53%
104,609.98
0.00
30
30/360
6.0037295326%
18,585,000.00
92,982.76
0.00
92,982.76
0.00
E
0.00
8.50%
8.53%
92,982.76
0.00
30
30/360
6.0037295326%
11,616,000.00
58,116.10
0.00
58,116.10
0.00
F
0.00
7.88%
7.90%
58,116.10
0.00
30
30/360
6.0037295326%
18,585,000.00
92,982.76
0.00
92,982.76
0.00
G
0.00
6.88%
6.90%
92,982.76
0.00
30
30/360
6.0037295326%
20,909,000.00
104,609.98
0.00
104,609.98
0.00
H
0.00
5.75%
5.77%
104,609.98
0.00
30
30/360
6.0037295326%
16,262,000.00
81,360.54
0.00
81,360.54
0.00
J
0.00
4.88%
4.89%
81,360.54
0.00
30
30/360
6.0037295326%
18,585,000.00
92,982.76
0.00
92,982.76
0.00
K
0.00
3.88%
3.89%
92,982.76
0.00
30
30/360
4.5510000000%
11,616,000.00
44,053.68
0.00
44,053.68
0.00
L
0.00
3.25%
3.26%
44,053.68
0.00
30
30/360
4.5510000000%
6,969,000.00
26,429.93
0.00
26,429.93
0.00
M
0.00
2.88%
2.88%
26,429.93
0.00
30
30/360
4.5510000000%
4,646,000.00
17,619.96
0.00
17,619.96
0.00
N
0.00
2.63%
2.63%
17,619.96
0.00
30
30/360
4.5510000000%
6,969,000.00
26,429.93
0.00
26,429.93
0.00
O
0.00
2.25%
2.26%
26,429.93
0.00
30
30/360
4.5510000000%
2,323,000.00
8,809.98
0.00
8,809.98
0.00
P
0.00
2.13%
2.13%
8,809.98
0.00
30
30/360
4.5510000000%
4,646,000.00
17,619.96
0.00
17,619.96
0.00
Q
0.00
1.88%
1.88%
17,619.96
0.00
30
30/360
4.5510000000%
34,856,583.00
132,193.59
0.00
147,634.35
-11,666.43
S
27,107.19
0.00%
0.00%
120,527.16
0.00
30
30/360
0.4398594023%
1,853,344,693.09
679,342.57
0.00
679,342.57
0.00
XW
0.00
NA
NA
679,342.57
0.00
30
10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

(1) Determined as follows: (A) the ending balance of all the classes less (B) the sum of (i) the ending balance of the class and (ii) the ending balance of all classes which are not subordinate to the class divided by (A).

Banc of America Commercial Mortgage Inc.
Class
Accrued
Certificate
Interest
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2007-5
Bond Interest Reconciliation Detail
Total
Interest
Deductions
Accrual
Total
Interest
Additions
Statement Date:
Method
Opening
Balance
Distributable
Certificate
Interest
Interest
Payment
Amount
Current
Period
Shortfall
Recovery
Remaining
Outstanding
Interest
Shorfalls
Credit
Support
Pass-Through
Rate
Days
Original
Current (1)
N/A
N/A
0.00
0.00
0.00
0.00
0.00
R-1
0.00
NA
NA
0.00
0.00
N/A
N/A
0.00
0.00
0.00
0.00
0.00
R-II
0.00
NA
NA
0.00
0.00
N/A
N/A
0.00
0.00
0.00
0.00
0.00
V
0.00
NA
NA
0.00
0.00
9,272,483.55
0.00
9,287,924.31
9,260,817.12
-11,666.43
27,107.19
0.00
10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

(1) Determined as follows: (A) the ending balance of all the classes less (B) the sum of (i) the ending balance of the class and (ii) the ending balance of all classes which are not subordinate to the class divided by (A).

Banc of America Commercial Mortgage Inc.
Class
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2007-5
Bond Interest Reconciliation Detail
Deductions
Allocable
PPIS
Deferred &
Accretion
Interest
Additions
Yield
Maintenance
Interest Accrual
on Prior Shortfall
Interest
Loss Expense
Statement Date:
Prior Interest
Shortfall Due
Other
Interest
Proceeds (1)
Prepayment
Premiums
Prior
Interest
Due Date
Current
Interest
Due Date
Interest
Payment
Amount
Distributable
Certificate
Interest
0.00
96,839.56
96,839.56
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
A-1
0.00
0.00
348,681.67
348,681.67
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
1,316,016.67
1,316,016.67
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
A-3
0.00
0.00
224,979.18
224,979.18
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
A-SB
0.00
0.00
2,800,920.00
2,800,920.00
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
A-4
0.00
0.00
1,139,156.93
1,139,156.93
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
A-1A
0.00
0.00
893,938.50
893,938.50
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
A-M
0.00
0.00
697,458.26
697,458.26
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
A-J
0.00
0.00
104,609.98
104,609.98
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
B
0.00
0.00
69,738.32
69,738.32
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
C
0.00
0.00
104,609.98
104,609.98
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
D
0.00
0.00
92,982.76
92,982.76
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
E
0.00
0.00
58,116.10
58,116.10
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
F
0.00
0.00
92,982.76
92,982.76
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
G
0.00
0.00
104,609.98
104,609.98
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
H
0.00
0.00
81,360.54
81,360.54
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
J
0.00
0.00
92,982.76
92,982.76
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
K
0.00
0.00
44,053.68
44,053.68
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
L
0.00
0.00
26,429.93
26,429.93
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
M
0.00
0.00
17,619.96
17,619.96
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
N
0.00
0.00
26,429.93
26,429.93
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
O
0.00
0.00
8,809.98
8,809.98
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
P
0.00
0.00
17,619.96
17,619.96
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
Q
0.00
0.00
147,634.35
120,527.16
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
15,440.76
0.00
S
0.00
0.00
679,342.57
679,342.57
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
XW
0.00
10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

(1) Other Interest Proceeds are additional interest amounts specifically allocated to the bond(s) and used in determining the Bondholder's Distributable Interest.

Banc of America Commercial Mortgage Inc.
Class
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2007-5
Bond Interest Reconciliation Detail
Deductions
Allocable
PPIS
Deferred &
Accretion
Interest
Additions
Yield
Maintenance
Interest Accrual
on Prior Shortfall
Interest
Loss Expense
Statement Date:
Prior Interest
Shortfall Due
Other
Interest
Proceeds (1)
Prepayment
Premiums
Prior
Interest
Due Date
Current
Interest
Due Date
Interest
Payment
Amount
Distributable
Certificate
Interest
0.00
0.00
0.00
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
R-1
0.00
0.00
0.00
0.00
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
R-II
0.00
0.00
0.00
0.00
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
V
0.00
0.00
0.00
0.00
0.00
9,287,924.31
9,260,817.12
15,440.76
0.00
0.00
0.00
10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

(1) Other Interest Proceeds are additional interest amounts specifically allocated to the bond(s) and used in determining the Bondholder's Distributable Interest.

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2007-5
Bond Principal Reconciliation
Credit Support
Original
Currentt
Statement Date:
Beginning
Class Balance
Unscheduled
Principal
Payment
Extra
Principal
Payment Amt
Prior
Loss
Reimburs.
Rated
Final
Maturity
Class
Current
Losses
Original
Class Balance
Scheduled
Principal
Payment
Ending
Class Balance
Cumulative
Losses
Interest on
Losses
Additions
Losses
2.00
1.00
A-1
30.00%
30.09%
2/10/1951
22,179,506.15
0.00
0.00
22,455,549.28
25,000,000.00
276,043.13
0.00
0.00
0.00
0.00
A-2
30.00%
30.09%
2/10/1951
77,000,000.00
0.00
0.00
77,000,000.00
77,000,000.00
0.00
0.00
0.00
0.00
0.00
A-3
30.00%
30.09%
2/10/1951
281,000,000.00
0.00
0.00
281,000,000.00
281,000,000.00
0.00
0.00
0.00
0.00
0.00
A-SB
30.00%
30.09%
2/10/1951
48,322,000.00
0.00
0.00
48,322,000.00
48,322,000.00
0.00
0.00
0.00
0.00
0.00
A-4
30.00%
30.09%
2/10/1951
612,000,000.00
0.00
0.00
612,000,000.00
612,000,000.00
0.00
0.00
0.00
0.00
0.00
A-1A
30.00%
30.09%
2/10/1951
254,940,231.15
0.00
0.00
254,987,560.81
257,694,000.00
47,329.66
0.00
0.00
0.00
0.00
A-M
20.00%
20.06%
2/10/1951
185,850,000.00
0.00
0.00
185,850,000.00
185,850,000.00
0.00
0.00
0.00
0.00
0.00
A-J
12.50%
12.54%
2/10/1951
139,405,000.00
0.00
0.00
139,405,000.00
139,405,000.00
0.00
0.00
0.00
0.00
0.00
B
11.38%
11.41%
2/10/1951
20,909,000.00
0.00
0.00
20,909,000.00
20,909,000.00
0.00
0.00
0.00
0.00
0.00
C
10.63%
10.66%
2/10/1951
13,939,000.00
0.00
0.00
13,939,000.00
13,939,000.00
0.00
0.00
0.00
0.00
0.00
D
9.50%
9.53%
2/10/1951
20,909,000.00
0.00
0.00
20,909,000.00
20,909,000.00
0.00
0.00
0.00
0.00
0.00
E
8.50%
8.53%
2/10/1951
18,585,000.00
0.00
0.00
18,585,000.00
18,585,000.00
0.00
0.00
0.00
0.00
0.00
F
7.88%
7.90%
2/10/1951
11,616,000.00
0.00
0.00
11,616,000.00
11,616,000.00
0.00
0.00
0.00
0.00
0.00
G
6.88%
6.90%
2/10/1951
18,585,000.00
0.00
0.00
18,585,000.00
18,585,000.00
0.00
0.00
0.00
0.00
0.00
H
5.75%
5.77%
2/10/1951
20,909,000.00
0.00
0.00
20,909,000.00
20,909,000.00
0.00
0.00
0.00
0.00
0.00
J
4.88%
4.89%
2/10/1951
16,262,000.00
0.00
0.00
16,262,000.00
16,262,000.00
0.00
0.00
0.00
0.00
0.00
K
3.88%
3.89%
2/10/1951
18,585,000.00
0.00
0.00
18,585,000.00
18,585,000.00
0.00
0.00
0.00
0.00
0.00
L
3.25%
3.26%
2/10/1951
11,616,000.00
0.00
0.00
11,616,000.00
11,616,000.00
0.00
0.00
0.00
0.00
0.00
M
2.88%
2.88%
2/10/1951
6,969,000.00
0.00
0.00
6,969,000.00
6,969,000.00
0.00
0.00
0.00
0.00
0.00
N
2.63%
2.63%
2/10/1951
4,646,000.00
0.00
0.00
4,646,000.00
4,646,000.00
0.00
0.00
0.00
0.00
0.00
O
2.25%
2.26%
2/10/1951
6,969,000.00
0.00
0.00
6,969,000.00
6,969,000.00
0.00
0.00
0.00
0.00
0.00
P
2.13%
2.13%
2/10/1951
2,323,000.00
0.00
0.00
2,323,000.00
2,323,000.00
0.00
0.00
0.00
0.00
0.00
Q
1.88%
1.88%
2/10/1951
4,646,000.00
0.00
0.00
4,646,000.00
4,646,000.00
0.00
0.00
0.00
0.00
0.00
10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2007-5
Bond Principal Reconciliation
Credit Support
Original
Currentt
Statement Date:
Beginning
Class Balance
Unscheduled
Principal
Payment
Extra
Principal
Payment Amt
Prior
Loss
Reimburs.
Rated
Final
Maturity
Class
Current
Losses
Original
Class Balance
Scheduled
Principal
Payment
Ending
Class Balance
Cumulative
Losses
Interest on
Losses
Additions
Losses
2.00
24.00
S
0.00%
0.00%
2/10/1951
34,856,583.00
0.00
0.00
34,856,583.00
34,856,583.00
0.00
0.00
0.00
0.00
0.00
R-1
NA
NA
2/10/1951
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R-II
NA
NA
2/10/1951
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
323,372.79
0.00
0.00
0.00
1,858,595,583.00
1,853,021,320.30
1,853,344,693.09
10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2007-5
Rating Information
Class
CUSIP
Fitch
Moody's
S&P
Fitch
Moody's
S&P
Original Ratings
Rating Change/Change Date(1)
Statement Date:
A-1
05952CAA8
AAA
NR
AAA
A-2
05952CAB6
AAA
NR
AAA
A-3
05952CAC4
AAA
NR
AAA
A-SB
05952CAD2
AAA
NR
AAA
A-4
05952CAE0
AAA
NR
AAA
A-1A
05952CAF7
AAA
NR
AAA
A-M
05952CAG5
AAA
NR
AAA
A-J
05952CAH3
AAA
NR
AAA
B
05952CAL4
AA+
NR
AA+
C
05952CAN0
AA
NR
AA
D
05952CAQ3
AA-
NR
AA-
E
05952CAS9
A+
NR
A+
F
05952CAU4
A
NR
A
G
05952CAW0
A-
NR
A-
H
05952CAY6
BBB+
NR
BBB+
J
05952CBA7
BBB
NR
BBB
K
05952CBC3
BBB-
NR
BBB-
L
05952CBE9
BB+
NR
BB+
M
05952CBG4
BB
NR
BB
N
05952CBJ8
BB-
NR
BB-
O
05952CBL3
B+
NR
B+
P
05952CBN9
B
NR
B

10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation
NR - Designates that the class was not rated by the rating agency.
(1) Changed ratings provided on this report are based on information provided by the applicable rating agency via electronic transmission. It shall be understood that this transmission will generally have been provided to LaSalle within 30 days of the payment date listed on this statement. Because ratings may have changed during the 30 day window, or may not be being provided by the rating agency in an electronic format and therefore not being updated on this report, LaSalle recommends that investors obtain current rating information directly from the rating agency.

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2007-5
Rating Information
Class
CUSIP
Fitch
Moody's
S&P
Fitch
Moody's
S&P
Original Ratings
Rating Change/Change Date(1)
Statement Date:
Q
05952CBQ2
B-
NR
B-
S
05952CBS8
NR
NR
NR
XW
05952CAJ9
AAA
NR
AAA
V
9ABSDY98
NR
NR
NR

10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation
NR - Designates that the class was not rated by the rating agency.
(1) Changed ratings provided on this report are based on information provided by the applicable rating agency via electronic transmission. It shall be understood that this transmission will generally have been provided to LaSalle within 30 days of the payment date listed on this statement. Because ratings may have changed during the 30 day window, or may not be being provided by the rating agency in an electronic format and therefore not being updated on this report, LaSalle recommends that investors obtain current rating information directly from the rating agency.

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2007-5
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary
Distribution
Date
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Foreclosure
REO
Modifications
Specially Serviced
Bankruptcy
# Balance
# Balance
# Balance
# Balance
# Balance
# Balance
# Balance
# Balance
Delinquency Aging Categories
Special Event Categories (1)
Statement Date:
0.00%
0.00%
0.00%
0.00%
1
1.01%
7,324,768.38
0.40%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
3.03%
0.95%
12/10/2008
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
3
17,624,768.38
0
0.00
0.00%
0.00%
1.01%
0.40%
0
0.00%
0.00
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
1.01%
0.40%
11/10/2008
0
0.00
1
7,331,881.97
0
0.00
0
0.00
0
0.00
1
7,331,881.97
0
0.00
1.01%
0.40%
0.00%
0.00%
0
0.00%
0.00
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
1.01%
0.40%
10/10/2008
1
7,337,648.65
0
0.00
0
0.00
0
0.00
0
0.00
1
7,337,648.65
0
0.00
0.00%
0.00%
0.00%
0.00%
0
0.00%
0.00
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
2.00%
0.52%
9/10/2008
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
2
9,561,389.37
0
0.00
0.00%
0.00%
0.00%
0.00%
0
0.00%
0.00
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
1.00%
0.40%
8/11/2008
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
1
7,350,389.16
0
0.00
1.00%
0.07%
0.00%
0.00%
0
0.00%
0.00
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
7/10/2008
1
1,224,855.48
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
1.00%
0.07%
0.00%
0.00%
0
0.00%
0.00
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
6/10/2008
1
1,226,432.36
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00%
0.00%
0.00%
0.00%
0
0.00%
0.00
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
5/12/2008
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00%
0.00%
0.00%
0.00%
0
0.00%
0.00
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
4/10/2008
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00%
0.00%
0.00%
0.00%
0
0.00%
0.00
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
3/10/2008
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00%
0.00%
0.00%
0.00%
0
0.00%
0.00
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
2/11/2008
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00%
0.00%
0.00%
0.00%
0
0.00%
0.00
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
1/10/2008
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
(1) Note: Modification, Specially Serviced & Bankruptcy Totals are Included in the Appropriate Delinquency Aging Category

10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2007-5
Delinquent Loan Detail
Disclosure
Control #
Paid
Thru
Date
Current P&I
Advance
Outstanding
P&I
Advances**
Out. Property
Protection
Advances
Loan Status
Code (1)
Special
Servicer
Transfer Date
Foreclosure
Date
Bankruptcy
Date
REO
Date
Statement Date:
1-Nov-08
296,915.00
296,915.00
0.00
A
8
1-Nov-08
184,946.21
184,946.21
0.00
A
12
1-Nov-08
151,863.34
151,863.34
0.00
A
15
1-Nov-08
155,800.00
155,800.00
0.00
A
16
1-Nov-08
117,166.67
117,166.67
0.00
A
23
1-Nov-08
111,370.00
111,370.00
0.00
A
27
1-Nov-08
89,613.75
89,613.75
0.00
A
29
1-Nov-08
83,328.71
83,328.71
0.00
A
31
1-Nov-08
93,178.37
93,178.37
0.00
A
33
1-Nov-08
85,083.56
85,083.56
0.00
A
38
1-Nov-08
75,082.50
75,082.50
0.00
A
39
1-Nov-08
69,422.70
69,422.70
0.00
A
48
1-Nov-08
57,063.54
57,063.54
0.00
A
50
1-Nov-08
50,495.98
50,495.98
0.00
A
51
1-Aug-08
37,616.73
166,236.50
0.00
23-Jul-08
3
57
1-Nov-08
40,408.25
40,408.25
0.00
A
59
1-Nov-08
30,282.00
30,282.00
0.00
10-Nov-08
A
63
1-Nov-08
27,058.35
27,058.35
0.00
A
71
1-Nov-08
21,510.04
21,510.04
0.00
A
74
1-Nov-08
22,203.34
22,203.34
0.00
10-Nov-08
A
75
1-Nov-08
18,361.60
18,361.60
0.00
A
79
1-Nov-08
22,954.32
22,954.32
0.00
A
81
1-Nov-08
25,723.57
25,723.57
0.00
A
82
1-Nov-08
20,701.30
20,701.30
0.00
A
84
1-Nov-08
16,636.67
16,636.67
0.00
A
85
1-Nov-08
15,684.17
15,684.17
0.00
A
88
1-Nov-08
14,172.75
14,172.75
0.00
A
92
10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

A. In Grace Period
1. Delinq. 1 month
2. Delinq. 2 months
3. Delinquent 3 + months
4. Performing Matured Balloon
** Outstanding P&I Advances include the current period P&I Advances and may include Servicer Advances.
B. Late Payment but < 1 month delinq.
5. Non Performing Matured Balloon
(1) :Legend :

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2007-5
Delinquent Loan Detail
Disclosure
Control #
Paid
Thru
Date
Current P&I
Advance
Outstanding
P&I
Advances**
Out. Property
Protection
Advances
Loan Status
Code (1)
Special
Servicer
Transfer Date
Foreclosure
Date
Bankruptcy
Date
REO
Date
Statement Date:
1-Nov-08
17,458.98
17,458.98
0.00
A
93
1-Nov-08
15,777.53
15,777.53
0.00
A
94
1-Nov-08
11,572.11
11,572.11
0.00
A
97
1,979,452.04
2,108,071.81
Total
10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

A. In Grace Period
1. Delinq. 1 month
2. Delinq. 2 months
3. Delinquent 3 + months
4. Performing Matured Balloon
** Outstanding P&I Advances include the current period P&I Advances and may include Servicer Advances.
B. Late Payment but < 1 month delinq.
5. Non Performing Matured Balloon
(1) :Legend :

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2007-5
Asset-Backed Facts ~ 15 Month Historical Payoff/Loss Summary
Distribution
Date
Ending Pool (1)
Payoffs (2)
Penalties
Appraisal Reduct. (2)
Liquidations (2)
Realized Losses (2)
Remaining Term
Curr Weighted Avg.
# Balance
# Balance
# Amount
# Balance
# Balance
# Amount
Life
Coupon Remit
Statement Date:
Amort
10-Dec-08
99
99.00%
1,853,021,321
99.70%
0.00%
0.00%
1
1.01%
1,617,898
0.09%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
95
347
6.07%
6.00%
0
0
0
0
10-Nov-08
99
99.00%
1,853,344,694
99.72%
0.00%
0.00%
1
1.01%
1,834,412
0.10%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
96
348
6.27%
6.20%
0
0
0
0
10-Oct-08
99
99.00%
1,853,614,134
99.73%
1.00%
0.12%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
97
348
6.06%
6.00%
1
91,486
1
2,216,696
10-Sep-08
100
100.00%
1,856,151,083
99.87%
0.00%
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
98
348
6.27%
6.20%
0
0
0
0
11-Aug-08
100
100.00%
1,856,419,489
99.88%
0.00%
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
99
349
6.27%
6.20%
0
0
0
0
10-Jul-08
100
100.00%
1,856,686,437
99.90%
0.00%
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
100
349
6.06%
6.00%
0
0
0
0
10-Jun-08
100
100.00%
1,856,989,243
99.91%
0.00%
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
101
349
6.27%
6.20%
0
0
0
0
12-May-08
100
100.00%
1,857,240,786
99.93%
0.00%
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
102
349
6.07%
6.00%
0
0
0
0
10-Apr-08
100
100.00%
1,857,540,681
99.94%
0.00%
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
103
350
6.27%
6.20%
0
0
0
0
10-Mar-08
100
100.00%
1,857,789,233
99.96%
0.00%
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
104
350
5.86%
6.00%
0
0
0
0
11-Feb-08
100
100.00%
1,858,136,077
99.98%
0.00%
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
105
350
6.27%
6.00%
0
0
0
0
10-Jan-08
100
100.00%
1,858,381,397
99.99%
0.00%
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
106
350
6.27%
6.20%
0
0
0
0
(1) Percentage based on pool as of cutoff. (2) Percentage based on pool as of beginning of period.

10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2007-5
Historical Collateral Level Payoff Report
Disclosure
Control #
Payoff
Period
Initial
Balance
Type
Payoff
Amount
Penalty
Amount
Prepayment
Date
Maturity
Date
Property
Type
Geographic
Location
Statement Date:
2,237,267.40
2,216,696.06
91,486.28
5-Sep-08
1-Feb-17
TX
Payoff with YM Penalty
Multifamily
200810
95
2,216,696.06
91,486.28
Cumulative
Current
1
10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

Banc of America Commercial Mortgage Inc.
Mortgage Loan Characteristics
Series 2007-5
28-Nov-08
12-Jan-09
10-Nov-08
10-Dec-08
10-Dec-08
Record Date:
Next Payment:
Prior Payment:
Payment Date:
Statement Date:
Distribution of Mortgage Interest Rates
Distribution of Principal Balances
Distribution of Remaining Term (Balloon)
Distribution of Remaining Term (Fully Amortizing)
10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

Current Scheduled
Balance
# of
Loans
Scheduled
Balance
% of
Balance
Weighted Average
Term Coupon PFY DSCR
0
0
0.00
0
0.00
0.00
%
0
to
999,999
%
6
9,617,016
0.52
92
6.24
0.56
%
1,000,000
to
1,999,999
%
10
26,544,680
1.43
101
6.44
1.14
%
2,000,000
to
2,999,999
%
13
45,730,604
2.47
105
6.38
1.26
%
3,000,000
to
3,999,999
%
9
40,372,383
2.18
105
6.28
1.14
%
4,000,000
to
4,999,999
%
10
65,724,081
3.55
105
6.32
0.94
%
5,000,000
to
7,499,999
%
7
59,803,632
3.23
99
6.25
1.48
%
7,500,000
to
9,999,999
%
15
192,184,002
10.37
98
6.22
1.08
%
10,000,000
to
14,999,999
%
5
83,646,276
4.51
105
6.00
1.62
%
15,000,000
to
19,999,999
%
10
252,981,450
13.65
105
6.04
1.41
%
20,000,000
to
29,999,999
%
4
139,877,726
7.55
62
6.02
1.08
%
30,000,000
to
49,999,999
%
6
411,059,079
22.18
105
5.82
0.88
%
50,000,000
to
99,999,999
%
4
525,480,392
28.36
86
6.11
1.34
%
100,000,000
&
Above
%
144,500,000
1,089,760
1,853,021,321
99
100.00
%
Average Schedule Balance
Maximum Schedule Balance
Minimum Schedule Balance
18,717,387
Current Mortgage
Interest Rate
# of
Loans
Scheduled
Balance
% of
Balance
Weighted Average
Term Coupon PFY DSCR
3
92,153,799
4.97
99
5.44
1.36
%
5.400%
%
to
5.499%
14
352,015,071
19.00
92
5.60
0.81
%
5.500%
%
to
5.749%
14
353,648,416
19.08
95
5.86
0.87
%
5.750%
%
to
5.999%
18
434,884,143
23.47
88
6.17
1.36
%
6.000%
%
to
6.249%
21
384,633,690
20.76
105
6.33
1.69
%
6.250%
%
to
6.499%
18
151,493,675
8.18
103
6.60
1.20
%
6.500%
%
to
6.749%
11
84,192,526
4.54
85
6.84
0.74
%
6.750%
%
&
Above
99
1,853,021,321
Minimum Mortgage Interest Rate
Maximum Mortgage Interest Rate
100.00
%
5.435%
6.990%
Fully Amortizing
Mortgage Loans
# of
Loans
Scheduled
Balance
% of
Balance
Weighted Average
Term Coupon PFY DSCR
0
0
0.00
0
0.00
0.00
%
%
to
0
60
0
0
0.00
0
0.00
0.00
%
%
to
61
120
0
0
0.00
0
0.00
0.00
%
%
to
121
180
0
0
0.00
0
0.00
0.00
%
%
to
181
240
0
0
0.00
0
0.00
0.00
%
%
&
241
Above
0
0
0.00
%
Balloon
Mortgage Loans
# of
Loans
Scheduled
Balance
% of
Balance
Weighted Average
Term Coupon PFY DSCR
0
0
0.00
0
0.00
0.00
%
%
0
to
12
0
0
0.00
0
0.00
0.00
%
%
13
to
24
0
0
0.00
0
0.00
0.00
%
%
25
to
36
6
178,810,376
9.65
41
6.00
0.89
%
%
37
to
60
92
1,602,210,945
86.46
98
6.08
1.28
%
%
61
to
120
1
72,000,000
3.89
162
5.90
0.00
%
%
121
to
180
0
0
0.00
0
0.00
0.00
%
%
181
to
240
0
0
0.00
0
0.00
0.00
%
%
241
&
Above
162
38
99
1,853,021,321
Minimum Remaining Term
Maximum Remaining Term
%
100.00

Banc of America Commercial Mortgage Inc.
Mortgage Loan Characteristics
Series 2007-5
28-Nov-08
12-Jan-09
10-Nov-08
10-Dec-08
10-Dec-08
Record Date:
Next Payment:
Prior Payment:
Payment Date:
Statement Date:
Geographic Distribution
Distribution of DSCR (PFY)
Distribution of DSCR (Cutoff)
10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

Debt Service
Coverage Ratio
# of
Loans
Scheduled
Balance
% of
Balance
WAMM WAC PFY DSCR
17
408,192,728
22.03
79
5.84
1.06
%
%
0.500 1.199
4
312,033,333
16.84
89
6.14
1.21
%
%
1.200 1.249
5
57,571,951
3.11
75
6.62
1.27
%
%
1.250 1.299
4
73,600,000
3.97
106
6.28
1.32
%
%
1.300 1.349
3
16,624,787
0.90
103
6.01
1.37
%
%
1.350 1.399
11
107,471,865
5.80
105
6.35
1.44
%
%
1.400 1.499
8
120,643,309
6.51
88
5.78
1.56
%
%
1.500 1.599
3
29,611,127
1.60
104
6.20
1.63
%
%
1.600 1.699
4
26,489,829
1.43
103
5.77
1.71
%
%
1.700 1.799
7
214,977,583
11.60
107
6.18
1.87
%
%
1.800 1.999
8
100,301,050
5.41
104
6.33
2.33
%
%
2.000 2.999
0
0
0.00
0
0.00
0.00
%
%
3.000 & Above
25
385,503,759
20.80
108
6.00
0.00
%
%
Unknown
5.180
0.750
99
1,853,021,321
100.00
%
Minimum DSCR
Maximum DSCR
Debt Service
Coverage Ratio
# of
Loans
Scheduled
Balance
% of
Balance
WAMM WAC PFY DSCR
25
557,757,818
30.10
103
6.20
1.11
%
%
0.000 1.199
31
492,789,969
26.59
85
6.02
0.97
%
%
1.200 1.249
11
229,400,747
12.38
94
6.09
1.32
%
%
1.250 1.299
7
158,764,891
8.57
79
6.07
1.54
%
%
1.300 1.349
3
110,874,000
5.98
106
5.63
0.18
%
%
1.350 1.399
6
123,791,755
6.68
107
6.05
1.35
%
%
1.400 1.499
6
90,967,848
4.91
101
5.95
1.27
%
%
1.500 1.599
2
18,940,045
1.02
106
6.59
1.61
%
%
1.600 1.699
1
16,747,583
0.90
106
5.45
1.96
%
%
1.700 1.799
0
0
0.00
0
0.00
0.00
%
%
1.800 1.899
1
7,881,216
0.43
106
5.45
2.17
%
%
1.900 1.999
5
20,400,000
1.10
90
6.27
2.26
%
%
2.000 2.999
1
24,705,450
1.33
107
6.20
5.18
%
%
3.000 & Above
3.090
1.000
99
1,853,021,321
100.00
Minimum DSCR
Maximum DSCR
%
Geographic
Location
# of
Loans
Scheduled
Balance
% of
Balance
WAMM WAC PFY DSCR
California
14
341,183,315
18.41
94
5.99
0.95
%
%
Arizona
4
182,870,471
9.87
104
6.23
1.20
%
%
New York
6
157,205,450
8.48
132
6.07
1.23
%
%
Florida
4
154,284,785
8.33
72
5.90
1.15
%
%
Maryland
2
131,033,333
7.07
69
6.14
1.22
%
%
Missouri
1
120,000,000
6.48
105
6.25
1.84
%
%
Texas
11
93,459,844
5.04
96
6.21
1.05
%
%
Oregon
3
68,765,755
3.71
107
5.65
1.00
%
%
Michigan
1
67,525,000
3.64
97
5.43
1.11
%
%
Pennsylvania
7
66,250,270
3.58
76
6.22
1.01
%
%
Virginia
5
59,442,556
3.21
101
5.68
1.22
%
%
District of Columbia
1
53,000,000
2.86
112
6.33
1.90
%
%
Nevada
4
49,670,040
2.68
106
6.60
1.17
%
%
Washington
4
47,080,000
2.54
105
6.15
1.24
%
%
Connecticut
1
37,179,141
2.01
39
6.02
0.00
%
%
Illinois
2
32,136,372
1.73
48
6.76
1.20
%
%
Ohio
6
30,122,996
1.63
88
6.18
0.66
%
%
Georgia
1
29,000,000
1.57
104
6.33
1.45
%
%
New Hampshire
2
24,628,799
1.33
106
5.45
2.03
%
%
North Carolina
4
23,687,417
1.28
103
6.03
1.52
%
%
Multiple States
1
21,376,000
1.15
101
5.74
1.14
%
%
Louisiana
1
12,717,500
0.69
102
5.53
1.56
%
%
Indiana
2
9,461,127
0.51
104
6.14
1.86
%
%
Colorado
3
9,300,000
0.50
105
6.07
1.97
%
%
Wisconsin
1
8,800,000
0.47
70
6.53
2.48
%
%
Massachusetts
2
5,761,561
0.31
88
6.54
0.75
%
%
Idaho
1
4,000,000
0.22
105
6.70
1.25
%
%
Alabama
1
3,750,000
0.20
107
6.69
0.00
%
%
South Carolina
1
3,287,329
0.18
103
6.82
1.70
%
%
New Jersey
1
3,230,000
0.17
102
5.61
1.19
%
%
Mississippi
1
1,722,500
0.09
102
5.53
1.57
%
%
Arkansas
1
1,089,760
0.06
103
6.40
0.00
%
%
100.00
1,853,021,321
99
%

Banc of America Commercial Mortgage Inc.
Mortgage Loan Characteristics
Series 2007-5
28-Nov-08
12-Jan-09
10-Nov-08
10-Dec-08
10-Dec-08
Record Date:
Next Payment:
Prior Payment:
Payment Date:
Statement Date:
Distribution of Loan Seasoning
Distribution of Property Types
Distribution of Year Loans Maturing
Distribution of Amortization Type
10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

Property Types
# of
Loans
Scheduled
Balance
% of
Balance
WAMM WAC PFY DSCR
Office
22
670,182,391
36.17
106
6.10
1.17
%
%
Retail
35
623,199,187
33.63
88
5.94
1.18
%
%
Multifamily
15
254,940,673
13.76
78
5.83
1.03
%
%
Lodging
7
104,875,843
5.66
106
6.44
1.80
%
%
Industrial
8
76,925,609
4.15
82
6.41
1.51
%
%
Mixed Use
4
56,798,000
3.07
104
6.48
1.27
%
%
Self Storage
6
52,334,324
2.82
104
6.39
0.84
%
%
Other
2
13,765,295
0.74
108
6.58
0.00
%
%
1,853,021,321
99
100.00
%
Amortization Type
# of
Loans
Scheduled
Balance
% of
Balance
WAMM WAC PFY DSCR
Amortizing Balloon
34
278,878,580
15.05
100
6.36
1.63
%
%
ARD
1
8,800,000
0.47
70
6.53
2.48
%
%
IO Maturity Balloon
21
756,463,059
40.82
89
5.89
1.04
%
%
IO/Amortizing/Balloon
43
808,879,681
43.65
99
6.13
1.16
%
%
1,853,021,321
99
100.00
%
Number of Months
# of
Loans
Scheduled
Balance
% of
Balance
WAMM WAC PFY DSCR
12
188,268,431
10.16
99
1.38
%
%
6.31
0
to
12
87
1,664,752,890
89.84
95
1.17
%
%
6.04
13
to
24
0
0
0.00
0
0.00
%
%
0.00
25
to
36
0
0
0.00
0
0.00
%
%
0.00
37
to
48
0
0
0.00
0
0.00
%
%
0.00
49
to
60
0
0
0.00
0
0.00
%
%
0.00
61
to
72
0
0
0.00
0
0.00
%
%
0.00
73
to
84
0
0
0.00
0
0.00
%
%
0.00
85
to
96
0
0
0.00
0
0.00
%
%
0.00
97
to
108
0
0
0.00
0
0.00
%
%
0.00
109
to
120
0
0
0.00
0
0.00
%
%
0.00
121
or
More
99
1,853,021,321
100.00
%
Year
# of
Loans
Scheduled
Balance
% of
Balance
WAMM WAC PFY DSCR
0
0
0.00
0
0.00
0.00
%
%
Prior to Current Year
0
0
0.00
0
0.00
0.00
%
%
2008
0
0
0.00
0
0.00
0.00
%
%
2009
0
0
0.00
0
0.00
0.00
%
%
2010
0
0
0.00
0
0.00
0.00
%
%
2011
6
178,810,376
9.65
41
6.00
0.89
%
%
2012
0
0
0.00
0
0.00
0.00
%
%
2013
5
286,868,392
15.48
68
6.00
1.16
%
%
2014
0
0
0.00
0
0.00
0.00
%
%
2015
0
0
0.00
0
0.00
0.00
%
%
2016
83
1,235,499,612
66.67
104
6.07
1.30
%
%
2017
4
79,842,941
4.31
111
6.46
1.32
%
%
2018
1
72,000,000
3.89
162
5.90
0.00
%
%
2019 & Greater
100.00
1,853,021,321
99
%

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2007-5
Loan Level Detail
Disclosure
Control #
Group
Property
Type
Maturity
Date
PFY
DSCR
Operating
Statement
Date
Geo.
Location
Ending
Principal
Balance
Note
Rate
Scheduled
P&I
Prepayment
Amount
Prepayment
Date
Loan
Status
Code (1)
Statement Date:
31-Dec-07
AZ
6.25%
1-Jul-17
BACM7501
Office
1.21
144,500,000
752,002
1
31-Dec-07
FL
5.82%
1-Jul-14
BACM7501
Retail
1.14
132,647,059
643,338
2
31-Dec-07
MD
6.14%
1-Aug-14
BACM7501
Retail
1.22
128,333,333
656,639
3
31-Dec-07
MO
6.25%
1-Sep-17
BACM7501
Office
1.84
120,000,000
625,000
4
CA
5.61%
1-Oct-17
BACM7501
Office
0.00
99,600,000
465,231
5
NY
5.90%
1-Jun-22
BACM7501
Office
0.00
72,000,000
354,180
6
31-Dec-07
MI
5.43%
1-Jan-17
BACM7501
Retail
1.11
67,525,000
305,804
7
31-Dec-07
CA
5.57%
1-Feb-12
BACM7502
Multifamily
0.90
64,500,000
299,603
A
8
31-Dec-07
CA
6.40%
1-Dec-17
BACM7501
Lodging
2.35
54,434,079
344,136
9
31-Dec-07
DC
6.33%
1-Apr-18
BACM7501
Office
1.90
53,000,000
279,354
10
31-Dec-07
OR
5.56%
1-Dec-17
BACM7501
Retail
1.52
41,000,000
189,796
11
CT
6.02%
1-Mar-12
BACM7502
Multifamily
0.00
37,179,141
186,495
A
12
31-Dec-07
PA
5.85%
1-Jun-12
BACM7501
Office
1.58
31,450,000
153,424
13
31-Dec-07
IL
6.80%
1-Dec-12
BACM7501
Industrial
1.28
30,248,585
199,107
14
31-Dec-07
GA
6.33%
1-Aug-17
BACM7502
Multifamily
1.45
29,000,000
153,072
A
15
31-Dec-07
NV
6.61%
1-Oct-17
BACM7501
Mixed Use
1.31
28,500,000
156,988
A
16
31-Dec-07
AZ
6.09%
1-Oct-17
BACM7501
Retail
1.34
28,250,000
143,439
17
31-Dec-07
LA
5.53%
1-Jun-17
BACM7501
Retail
1.56
12,717,500
58,606
18
31-Dec-07
TX
5.53%
1-Jun-17
BACM7501
Retail
1.70
12,060,000
55,577
19
31-Dec-07
MS
5.53%
1-Jun-17
BACM7501
Retail
1.57
1,722,500
7,938
20
31-Dec-07
VA
5.59%
1-May-17
BACM7502
Multifamily
1.08
25,850,000
120,461
21
NY
5.80%
1-Oct-17
BACM7501
Office
0.00
25,500,000
123,144
22
OR
5.69%
1-Sep-17
BACM7501
Retail
0.00
25,000,000
118,625
A
23
10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

* NOI and DSCR, if available and reportable under the terms of the trust agreement, are based on information obtained from the related borrower, and no other party to the agreement shall be held liable for the accuracy or methodology used to determine such figures.
(1) Legend:
A. In Grace Period
B. Late Payment but < 1 month delinq
1. Delinquent 1 month
2. Delinquent 2 months
3. Delinquent 3+ months
4. Performing Matured Balloon
5. Non Performing Matured Ballon

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2007-5
Loan Level Detail
Disclosure
Control #
Group
Property
Type
Maturity
Date
PFY
DSCR
Operating
Statement
Date
Geo.
Location
Ending
Principal
Balance
Note
Rate
Scheduled
P&I
Prepayment
Amount
Prepayment
Date
Loan
Status
Code (1)
Statement Date:
31-Dec-07
NY
6.20%
1-Nov-17
BACM7501
Office
5.18
24,705,450
153,166
24
31-Dec-07
CA
5.87%
1-Oct-17
BACM7501
Retail
1.20
23,800,000
116,392
25
31-Dec-07
XX
5.74%
1-May-17
BACM7501
Self Storage
1.14
21,376,000
102,273
26
31-Dec-07
CA
6.41%
1-Nov-17
BACM7501
Office
1.40
21,000,000
112,245
A
27
31-Dec-07
NY
6.40%
1-Nov-17
BACM7501
Industrial
2.26
18,000,000
95,970
28
31-Dec-07
CA
6.28%
1-Dec-17
BACM7502
Multifamily
1.05
17,250,000
90,333
A
29
31-Dec-07
NH
5.45%
1-Oct-17
BACM7502
Multifamily
1.96
16,747,583
95,992
30
31-Dec-07
TX
6.20%
1-Jul-17
BACM7501
Lodging
1.57
16,248,693
84,006
A
31
31-Dec-07
VA
5.59%
1-May-17
BACM7502
Multifamily
1.20
15,400,000
71,764
32
31-Dec-07
FL
6.54%
1-Sep-17
BACM7501
Lodging
1.47
14,587,850
93,787
A
33
31-Dec-07
WA
6.50%
1-Oct-17
BACM7501
Retail
1.27
14,450,000
78,271
34
31-Dec-07
OH
5.99%
1-Aug-14
BACM7501
Office
0.00
14,290,000
71,319
35
31-Dec-07
NY
6.65%
1-Oct-17
BACM7501
Office
1.62
14,000,000
77,595
36
31-Dec-07
WA
6.21%
1-Nov-17
BACM7502
Multifamily
0.75
13,700,000
70,840
37
31-Dec-07
TX
6.47%
1-Dec-12
BACM7501
Office
0.99
13,544,863
85,648
A
38
31-Dec-07
NV
6.72%
1-Oct-17
BACM7501
Mixed Use
1.05
13,500,000
75,645
A
39
TX
6.75%
1-Jan-18
BACM7501
Retail
0.00
12,232,056
95,046
40
31-Dec-07
VA
5.53%
1-May-17
BACM7501
Industrial
1.63
12,450,000
57,384
41
31-Dec-07
WA
5.84%
1-Jul-17
BACM7501
Mixed Use
1.36
12,000,000
58,360
42
31-Dec-07
CA
5.97%
1-Sep-17
BACM7501
Retail
1.30
11,850,000
58,993
43
31-Dec-07
CO
6.07%
1-Sep-17
BACM7501
Retail
1.74
3,800,000
19,234
44
31-Dec-07
CO
6.07%
1-Sep-17
BACM7501
Retail
1.81
3,300,000
16,704
45
31-Dec-07
OH
6.07%
1-Sep-17
BACM7501
Retail
2.64
2,300,000
11,642
46
10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

* NOI and DSCR, if available and reportable under the terms of the trust agreement, are based on information obtained from the related borrower, and no other party to the agreement shall be held liable for the accuracy or methodology used to determine such figures.
(1) Legend:
A. In Grace Period
B. Late Payment but < 1 month delinq
1. Delinquent 1 month
2. Delinquent 2 months
3. Delinquent 3+ months
4. Performing Matured Balloon
5. Non Performing Matured Ballon

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2007-5
Loan Level Detail
Disclosure
Control #
Group
Property
Type
Maturity
Date
PFY
DSCR
Operating
Statement
Date
Geo.
Location
Ending
Principal
Balance
Note
Rate
Scheduled
P&I
Prepayment
Amount
Prepayment
Date
Loan
Status
Code (1)
Statement Date:
31-Dec-07
CO
6.07%
1-Sep-17
BACM7501
Retail
2.60
2,200,000
11,136
47
CA
6.64%
1-Jan-18
BACM7501
Other
0.00
10,801,734
69,873
A
48
31-Dec-07
NC
6.25%
1-Aug-17
BACM7501
Retail
1.41
10,000,000
52,050
49
31-Dec-07
TX
5.61%
1-Feb-17
BACM7502
Multifamily
1.58
9,766,571
57,471
A
50
PA
6.92%
1-Sep-17
BACM7501
Self Storage
0.00
8,810,000
50,790
A
51
31-Dec-07
WI
6.53%
1-Oct-14
BACM7501
Retail
2.48
8,800,000
47,872
52
31-Dec-07
CA
6.40%
1-Sep-17
BACM7501
Retail
1.83
8,700,000
46,422
53
31-Dec-07
AZ
6.54%
1-Nov-17
BACM7501
Retail
0.84
8,345,846
56,296
54
31-Dec-07
NH
5.45%
1-Oct-17
BACM7502
Multifamily
2.17
7,881,216
45,172
55
31-Dec-07
TX
6.30%
1-Aug-17
BACM7501
Industrial
1.46
7,500,000
39,381
56
CA
6.46%
1-Dec-17
BACM7501
Retail
0.00
7,324,768
46,559
3
57
31-Dec-07
NC
5.55%
1-Jun-17
BACM7501
Retail
1.72
7,342,500
33,965
58
PA
6.92%
1-Sep-17
BACM7501
Self Storage
0.00
7,050,000
40,643
A
59
31-Dec-07
CA
6.91%
1-Sep-17
BACM7501
Self Storage
1.16
7,000,000
40,317
60
31-Dec-07
WA
5.83%
1-Jun-17
BACM7501
Office
1.92
6,930,000
33,680
61
TX
6.55%
1-Oct-17
BACM7501
Lodging
0.00
6,671,167
42,878
62
31-Dec-07
IN
5.81%
1-Jul-17
BACM7501
Retail
1.95
6,300,000
30,492
A
63
31-Dec-07
CA
6.66%
1-Nov-17
BACM7501
Self Storage
1.42
6,173,537
40,079
64
PA
6.39%
1-Nov-17
BACM7501
Retail
0.00
5,932,109
37,475
65
31-Dec-07
NV
6.15%
1-Jun-17
BACM7501
Retail
1.34
5,000,000
25,625
66
31-Dec-07
CA
6.43%
1-Oct-17
BACM7501
Lodging
1.59
4,940,045
31,380
67
31-Dec-07
PA
6.19%
1-Oct-17
BACM7501
Retail
1.18
4,739,170
29,352
68
TX
6.92%
1-Sep-17
BACM7501
Lodging
0.00
4,706,681
31,426
69
10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

* NOI and DSCR, if available and reportable under the terms of the trust agreement, are based on information obtained from the related borrower, and no other party to the agreement shall be held liable for the accuracy or methodology used to determine such figures.
(1) Legend:
A. In Grace Period
B. Late Payment but < 1 month delinq
1. Delinquent 1 month
2. Delinquent 2 months
3. Delinquent 3+ months
4. Performing Matured Balloon
5. Non Performing Matured Ballon

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2007-5
Loan Level Detail
Disclosure
Control #
Group
Property
Type
Maturity
Date
PFY
DSCR
Operating
Statement
Date
Geo.
Location
Ending
Principal
Balance
Note
Rate
Scheduled
P&I
Prepayment
Amount
Prepayment
Date
Loan
Status
Code (1)
Statement Date:
31-Dec-07
VA
6.52%
1-Sep-17
BACM7501
Retail
1.27
4,525,000
24,582
70
31-Dec-07
NC
6.08%
1-May-17
BACM7501
Office
1.49
4,420,130
27,206
A
71
31-Dec-07
FL
5.80%
1-Jun-17
BACM7501
Office
1.27
4,348,366
31,929
72
31-Dec-07
PA
5.87%
1-Dec-17
BACM7501
Retail
0.79
4,348,991
26,000
73
31-Dec-07
TX
5.99%
1-Sep-17
BACM7502
Multifamily
1.45
4,344,000
21,691
A
74
31-Dec-07
ID
6.70%
1-Sep-17
BACM7501
Retail
1.25
4,000,000
22,337
A
75
31-Dec-07
CA
6.93%
1-Jan-18
BACM7501
Retail
1.19
3,809,152
25,242
76
31-Dec-07
PA
6.47%
1-Nov-17
BACM7501
Office
2.09
3,920,000
21,121
77
31-Dec-07
OH
6.38%
1-Aug-17
BACM7501
Retail
1.11
3,826,647
24,214
78
31-Dec-07
TX
5.83%
1-Mar-17
BACM7502
Multifamily
1.49
3,840,000
18,650
A
79
AL
6.69%
1-Nov-17
BACM7501
Office
0.00
3,750,000
20,911
80
31-Dec-07
OH
6.26%
1-Nov-17
BACM7502
Multifamily
1.44
3,706,348
23,109
A
81
31-Dec-07
SC
6.82%
1-Jul-17
BACM7501
Lodging
1.70
3,287,329
25,998
A
82
31-Dec-07
NJ
5.61%
1-Jun-17
BACM7502
Multifamily
1.19
3,230,000
15,108
83
31-Dec-07
IN
6.81%
1-Nov-17
BACM7501
Industrial
1.69
3,161,127
20,833
A
84
OH
6.48%
1-Oct-17
BACM7501
Retail
0.00
3,100,000
16,740
A
85
31-Dec-07
NY
6.55%
1-Nov-17
BACM7501
Office
0.78
3,000,000
16,365
86
MA
6.38%
1-Oct-17
BACM7501
Other
0.00
2,963,561
18,716
87
31-Dec-07
OH
6.57%
1-Dec-17
BACM7501
Office
1.46
2,900,000
15,878
A
88
31-Dec-07
MA
6.72%
1-Sep-14
BACM7501
Mixed Use
1.55
2,798,000
15,673
89
31-Dec-07
OR
6.70%
1-Sep-17
BACM7501
Office
2.26
2,765,755
18,060
90
FL
6.34%
1-Dec-17
BACM7501
Industrial
0.00
2,701,510
16,970
91
31-Dec-07
MD
6.35%
1-Apr-17
BACM7501
Retail
1.37
2,700,000
14,285
A
92
10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

* NOI and DSCR, if available and reportable under the terms of the trust agreement, are based on information obtained from the related borrower, and no other party to the agreement shall be held liable for the accuracy or methodology used to determine such figures.
(1) Legend:
A. In Grace Period
B. Late Payment but < 1 month delinq
1. Delinquent 1 month
2. Delinquent 2 months
3. Delinquent 3+ months
4. Performing Matured Balloon
5. Non Performing Matured Ballon

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2007-5
Loan Level Detail
Disclosure
Control #
Group
Property
Type
Maturity
Date
PFY
DSCR
Operating
Statement
Date
Geo.
Location
Ending
Principal
Balance
Note
Rate
Scheduled
P&I
Prepayment
Amount
Prepayment
Date
Loan
Status
Code (1)
Statement Date:
NV
6.77%
1-Oct-17
BACM7501
Office
0.00
2,670,040
17,548
A
93
TX
6.24%
1-Aug-17
BACM7502
Multifamily
0.00
2,545,813
15,884
A
94
31-Dec-07
NC
6.63%
1-Sep-17
BACM7501
Self Storage
1.39
1,924,787
12,482
96
IL
6.10%
1-Jun-12
BACM7501
Office
0.00
1,887,787
11,635
A
97
AZ
6.06%
1-Sep-17
BACM7501
Industrial
0.00
1,774,626
10,857
98
VA
6.99%
1-Dec-17
BACM7501
Retail
0.00
1,217,556
8,721
99
AR
6.40%
1-Jul-17
BACM7501
Industrial
0.00
1,089,760
6,920
100
1,853,021,321
9,690,564
0
10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

* NOI and DSCR, if available and reportable under the terms of the trust agreement, are based on information obtained from the related borrower, and no other party to the agreement shall be held liable for the accuracy or methodology used to determine such figures.
(1) Legend:
A. In Grace Period
B. Late Payment but < 1 month delinq
1. Delinquent 1 month
2. Delinquent 2 months
3. Delinquent 3+ months
4. Performing Matured Balloon
5. Non Performing Matured Ballon

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2007-5
Appraisal Reduction Detail
Disclosure
Control#
Appraisal
Red. Date
Scheduled
Balance
ASER
Note
Rate
Maturity
Date
Property
Type
Geographic
Location
Appraisal
Value Date
DSCR
Statement Date:
Amort
Remaining Term
Life
AR
Amount
Current P&I
Advance
Current
Cumulative
4-Dec-08
7,324,768.38
18,756.00
1-Dec-17
108
348
Retail
CA
10,870,000.00
5-Jul-07
6.46%
Not Avl.
1,617,898.08
37,616.73
8,636.88
57
7,324,768.38
1,617,898.08
37,616.73
8,636.88
18,756.00
1

10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2007-5
Specially Serviced (Part I) ~ Loan Detail (End of Period)
Disclosure
Control #
Servicing
Xfer Date
Balance
Maturity
Date
Remaining
Property
Type
Geo.
Location
NOI
DSCR
NOI
Date
Schedule
Actual
Life
Amort.
Statement Date:
Loan
Status
Code(1)
Note Rate
23-Jul-08
7,324,768
108
348
CA
6.46%
1-Dec-17
Retail
7,350,389
3
57
10-Nov-08
6,300,000
103
IN
5.81%
1-Jul-17
Retail
6,300,000
723,844
1.95
31-Dec-07
A
63
10-Nov-08
4,000,000
105
357
ID
6.70%
1-Sep-17
Retail
4,000,000
340,536
1.25
31-Dec-07
A
75
17,624,768
17,650,389
3
10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

(1) Legend:
A. P&I Adv - in Grace Period
B. P&I Adv - < one month delinq
1. P&I Adv - delinquent 1 month
2. P&I Adv - delinquent 2 months
3. P&I Adv - delinquent 3+ months
4. Mat. Balloon/Assumed P&I
5. Non Performing Mat. Balloon

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2007-5
Specially Serviced Loan Detail (Part II) ~ Servicer Comments (End of Period)
Disclosure
Control #
Resolution
Strategy
Comments
Statement Date:
Foreclosure
The loan was transferred to special servicing on 07/24/08 as imminent default due to borrower requesting a restructure their reserves in order to use a portion of the reserves towards debt service shortfalls while the borrower reorganizes the tenant base. Borrower's request for a restructure was approved subject to the satisfaction of certain conditions including the pledge of a $100000 LOC. Borrower's principals concluded they could not afford any additional risk to the Property and decided not to move forward with the forbearance. When the Borrower failed to make the 09/01/08 payment formal demand was made and the offer to restructure was rescinded. The notice to foreclosure was recorded on 10/14/08 indicating that foreclosure is an ticipated to occur in February 2009. Third party reports have been received.
57
Other/TBD
The master tenant of the subject property is one of the DBSI bankrupt debtors. The loan payments are current (due for 12/01/08). The rent roll dated
6/30/08 reflects occupancy of 73.68%. The 6/30/08 6-month operating statement reflects a NCF DSCR of 1.97x.The DBSI bankruptcy has been moving forward at an accelerated pace. The Special Servicer has conducted a conference call with the TIC investors in order to ascertain the investors' ability to step into control of the properties in place of DBSI (subject to the limitations of the bankruptcy matter). The Debtors have moved for use of cash collateral at each of the affected properties stating their rights pursuant to the master leases in place at each property. The Trusts' legal counsel has prepared objections in each instance in order to preserve their rights. The hearing on objections was originally scheduled for 12/02/08 and has been extended to 12/30/08 in order to allow the TIC investors time to come to an agreement with DBSI for the continued operation of the respective properties.
63
Other/TBD
The master tenant of the subject property (DBSI Broadway Plaza Leaseco LLC) has not yet been included in the overall DBSI bankruptcy; however its inclusion is presumed to be imminent. The loan payments are current (due for 12/01/08). The rent roll dated 6/30/08 reflects occupancy of 64.29%
(excluding the Albertson's ground lease). The 6/30/08 6-month operating statement reflects a NCF DSCR of .47x; however the repairs and maintenance charge of $145000 for that period indicates some extraordinary expense. The 2007 NCF DSCR was 1.13x with a repair and maintenance and expense of
$50825 for the 12-month period. These performance numbers are based upon the income and expenses of the subtenants. In actuality the Borrower's income is tied to the rent generated by the master lease which would reflect a DSCR > 1.0x. The DBSI bankruptcy has been moving forward at an accelerated pace. The Special Servicer has conducted a conference call with the TIC investors in order to ascertain the investors' ability to step into control of the properties in place of DBSI (subject to the limitations of the bankruptcy matter). The Debtors have moved for use of cash collateral at each of the affected properties stating their rights pursuant to the master leases in place at each property. The Trusts' legal counsel has prepared objections in each instance in order to preserve their rights. The hearing on objections was originally scheduled for 12/02/08 and has been extended to
12/30/0
75
10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2007-5
Modified Loan Detail
Disclosure
Control #
Modification
Date
Cutoff
Maturity
Date
Modification
Description
Modified
Maturity
Date
Statement Date:
Ending
Principal
Balance
10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

Modified Loan Detail includes loans whose terms, fees, penalties or payments have been waived or extended.

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2007-5
Maturity Extension Summary
Statement Date:
Loans which have had their Maturity Dates extended
Stated Principal Balance outstanding:
Weighted Average Extension Period:
Loans in the process of having their Maturity Dates extended
Stated Principal Balance outstanding:
Weighted Average Anticipated Extension Period:
Loans in the process of having their Maturity Dates further extended
Stated Principal Balance Outstanding:
Weighted Average Extension Period:
Loans paid-off that did experience Maturity Date extensions
Cutoff Principal Balance:
Weighted Average Extension Period:
0
0.00
0
0.00
Number of Loans:
0
Number of Loans:
0
0
0.00
0
Number of Loans:
Number of Loans:
0
0.00
0
Loans paid-off that did not experience Maturity Date extensions
Number of Loans:
Cutoff Principal Balance:
1
2,237,267.40

10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2007-5
Realized Loss Detail
Period
Disclosure
Control #
Appraisal
Date
Appraisal
Value
Beginning
Scheduled
Balance
Gross
Proceeds
Gross Proceeds
as a % of
Sched. Balance
Aggregate
Liquidation
Expenses *
Net
Liquidation
Proceeds
Net Proceeds
as a % of
Sched. Balance
Realized
Loss
Statement Date:
Current Total
Cumulative
10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

* Aggregate liquidation expenses also include outstanding P&I advances and unpaid servicing fees, unpaid trustee fees, etc..

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2007-5
Bond/Collateral Realized Loss Reconciliation
Statement Date:
Prospectus
ID
Period
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
Amounts Covered by
Overcollateralization
and other Credit
Support
Additional
(Recoveries)/
Expenses applied to
Realized Losses
Current Realized Loss
Applied to
Certificates*
Recoveries of
Realized Losses
paid as Cash
(Recoveries)/
Realized Loss
Applied to
Certificate Interest
Modification
Adjustments/Appraisal
Reduction Adjustment
Interest
(Shortages)/
Excesses applied
to Realized
Losses
Beginning
Balance of the
Loan at
Liquidation
A
B
C
D
E
Cumulative
10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E
Description of Fields
A
B
C
D
E
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2007-5
Historical Collateral Level REO Report
Property
Type
Statement Date:
State
Book Value
Scheduled
Balance
Recent
Appraisal
Value
Appraisal
Reduction
Amount
Date
Liquidated
Liquidation
Proceeds
Liquidation
Expenses
Realized
Loss
Disclosure
Control #
REO
Date
City
Appraisal
Date
Other
Revenue
Recovered
Type
(*)
10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

(*) Legend: (1) Paid in Full, (2) Final Recovery Made, (3) Permitted Purchase (4) Final Recovery of REO, (5) Permitted purchase of REO

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2007-5
Material Breaches and Material Document Defect Detail
Disclosure
Control #
Material Breach and Material Document Defect
Description
Material
Breach
Date
Statement Date:
Ending
Principal
Balance
Material
Breach
Status
10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation

Material breaches of pool asset representation or warranties or transaction covenants.

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2007-5
Defeased Loans
Statement Date:
Disclosure
Control #
10-Dec-2008 - 09:04 (DY54-DY98) (c) 2008 Bank Of America Corporation